Summary of Computer Software (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Research And Development [Line Items]
Computer software	$ 923,965	$ 854,256
Accumulated amortization	554,192	627,339
Computer software, net	369,773	226,917
Licensed computer software
Schedule Of Research And Development [Line Items]
Computer software	417,139	461,217
Accumulated amortization	224,915	336,521
Software development costs
Schedule Of Research And Development [Line Items]
Computer software	338,490	303,668
Accumulated amortization	254,423	232,113
Acquisition technology intangibles
Schedule Of Research And Development [Line Items]
Computer software	168,336	89,371
Accumulated amortization	$ 74,854	$ 58,705